Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Nonrecurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Real estate	¥ 1,585		¥ 1,896
Investments in affiliated companies	132,010
Cost method investments	313		418
Goodwill	13,500		5,103
Long-lived assets	2,418		5,014
Fair Value, Inputs, Level 3
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Real estate	1,585	[1]	1,896	[1]
Investments in affiliated companies	132,010	[1]
Cost method investments	313	[1]	418	[1]
Goodwill	13,500	[1]	5,103	[1]
Long-lived assets	2,418	[1]	5,014	[1]
Losses (Before Tax)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Real estate	538		1,015
Investments in affiliated companies	25,913
Cost method investments	1,287		1,153
Goodwill	30,323		4,764
Long-lived assets	¥ 5,416		¥ 9,555

[1]	Unobservable inputs